Commitments	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Commitments

Other disclosures

Note 24 | Commitments

	Principal Portion and
	Estimated Interest
	Lease	Long-Term	Purchase	Capital	Other
December 31, 2024	Liabilities	Debt	Commitments	Commitments	Commitments	Total
Within 1 year	406	1,508	1,039	77	189	3,219
1 to 3 years	503	1,863	75	22	222	2,685
3 to 5 years	237	2,193	43	‐	80	2,553
Over 5 years	448	10,193	178	‐	122	10,941
Total	1,594	15,757	1,335	99	613	19,398

Purchase Commitments

In 2023, we renewed our natural gas purchase agreement in Trinidad. The agreement is a minimum take or pay arrangement providing for approximately 75 percent of the expected requirements of the Trinidad ammonia complex and provides for prices that vary primarily with benchmark ammonia prices and annual escalating floor prices. The commitments included in the foregoing table are based on floor prices and minimum purchase quantities.

Profertil has various natural gas contracts denominated in US dollars, the latest of which expires in 2028 and account for virtually all of Profertil’s natural gas requirements. YPF S.A., our joint venture partner in Profertil, supplies approximately 70 percent of the natural gas under these contracts.

In 2023, we entered into natural gas pipeline transportation agreements at our Geismar plant, the latest of which expires in 2033 and accounts for approximately 80 percent of the expected natural gas requirements in Geismar.

The Carseland facility has a power cogeneration agreement expiring on December 31, 2026, which provides 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas provided to the facility for power generation.

Agreements for the purchase of sulfur for use in production of phosphoric acid provide for specified purchase quantities and prices based on market rates at the time of delivery, which expire in 2025. Commitments included in the foregoing table are based on expected contract prices.

Other Commitments

Other commitments consist principally of pipeline capacity, technology service contracts, managed services contracts, throughput and various rail contracts, and committed donations, the latest of which expires in 2038, and mineral lease commitments, the latest of which expires in 2045.